Note 13 - Financial assets at amortised cost	6 Months Ended
Jun. 30, 2019
Disclosure Of Financial Assets At Amortised Cost Abstract
Disclosure Of Financial Assets at amortized cost

13. Financial assets at amortized cost

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	June 2019	December 2018
Debt securities	37.354	32.530
Of which: Impairment losses	(58)	(51)
Loans and advances to central banks	5.575	3.941
Of which: Impairment losses	(7)	(6)
Loans and advances to credit institutions	10.846	9.163
Of which: Impairment losses	(16)	(12)
Loans and advances to customers	377.155	374.027
Government	29.075	28.114
Other financial corporations	9.342	9.468
Non-financial corporations	163.876	163.922
Other	174.862	172.522
Of which: Impairment losses	(12.151)	(12.199)
Total	430.930	419.660